Intangible Assets and Contract Liabilities - Additional information (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2011	Mar. 31, 2011	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets
Accumulated amortization for contract liabilities			$ 17.6	$ 16.0
Tordis Knutsen | Above market value of time charter
Intangible Assets
Remaining term of the contract			4 years 9 months 18 days
Vigdis Knutsen | Above market value of time charter
Intangible Assets
Remaining term of the contract			4 years 10 months 24 days
Fortaleza Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights		12 years
Recife Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights	12 years